BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Trade Lead and Tianshi
BUSINESS COMBINATIONS
Fair value of assets acquired and liablities assumed on the acquisition date

	RMB	US$
Cash and cash equivalents	53,091	8,522
Tangible assets acquired	88,888	14,268
Intangible assets	6,391	1,026
Goodwill	73,688	11,828
Liabilities assumed	(56,194)	(9,021)
Deferred tax liabilities	(806)	(129)
Total consideration	165,058	26,494

Tudou
BUSINESS COMBINATIONS
Fair value of assets acquired and liablities assumed on the acquisition date

	RMB	US$
Cash and cash equivalents	404,444	64,918
Restricted cash	38,069	6,110
Accounts receivable	274,412	44,046
Property, plant and equipment	93,870	15,067
Intangible assets	1,083,230	173,870
Other assets	47,420	7,613
Short-term loan	(31,544)	(5,063)
Other current liabilities	(445,171)	(71,455)
Deferred tax liabilities	(235,582)	(37,814)
Goodwill	4,181,882	671,238
Total consideration	5,411,030	868,530

Schedule of fair value of the consideration transferred

	RMB	US$

To Tudou shareholders*	5,262,951	844,762
To holders of outstanding Tudou share options**	144,598	23,208
Settlement of pre-existing relationships ***	3,481	560

Total consideration	5,411,030	868,530

* The fair value of Youku shares issuable to Tudou shareholders totaled 838,604,288 Youku Class A ordinary shares, was based on the closing price of US$17.78 of Youku ADS on the New York Stock Exchange (“NYSE”) on August 23, 2012. 834,109,274 Youku Class A ordinary shares have been issued as of December 31, 2012 and the remaining 4,495,014 Youku Class A ordinary shares will be issued to Mr. Gary Wang, the founder and chief executive officer of Tudou, when he fully discharges all obligations he owes to his ex-wife (Note 17).

** Youku issued replacement share options. The portion of the fair-value-based measure of the replacement award amounted to RMB144,598 (US$23,208) was attributable to pre-combination services and included as a component of the consideration to be transferred.

*** As a result of the Merger, amounts receivable from and payable to Tudou were effectively settled, resulting in an increase of RMB3,481 (US$560) to the consideration transferred. No gain or loss was recognized as a result of the settlement of pre-existing relationships between Youku and Tudou.

Schedule of acquired intangible assets

	Valuation Method	RMB	US$	Estimated Remaining Useful Life
Domain name, trademarks and Online video license	Relief from royalty	845,300	135,680	Indefinite
Technology	Relief from royalty	27,900	4,478	Around 5 years
Non-compete agreement	Profit differential	8,200	1,316	Around 3 years
Customer relationships	Cost approach	41,530	6,666	Around 5 years
Licensed copyrights	Multi-period excess earnings method	97,900	15,714	Around 1.79 years
User generated content	Multi-period excess earnings method	62,300	10,000	Around 2 years
Content produced	Multi-period excess earnings method	100	16	Around 0.1years

Total		1,083,230	173,870

Schedule of pro forma consolidated income statement
	Year ended December 31,
	Pro forma (unaudited)		As reported
	2012	2012	2012	2012
	RMB	US$	RMB	US$
Revenue, net	2,203,161	353,632	1,795,575	288,210
Net loss	661,508	106,179	424,003	68,057